FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
FAIR VALUE MEASUREMENTS
Schedule of fair value hierarchy for assets and liabilities measured at fair value

	As of December 31, 2018				As of December 31, 2019
	Fair Value Measurement at the Reporting Date				Fair Value Measurement at the Reporting Date
	using				using
	Quoted				Quoted
	price in				price in
	active				active
	markets				markets
	for	Significant	Significant		for	Significant	Significant
	identical	other	unobservable		identical	other	unobservable
	assets	observable	inputs		assets	observable	inputs
	Level 1	inputs	Level 3	Total	Level 1	inputs	Level 3	Total
Contingent consideration	—	—	(105,670)	(105,670)	—	—	—	—
Total	$13,768	$—	$(105,670)	$(91,902)	$3,190	—	—	$3,190

Summary of key assumptions used in the valuation of the contingent consideration
a)	For contingent consideration resulting from acquisition of the used car dealerships:

	As of December 31,
	2017	2018
	September 30,	April 30,
Planed Offering date	2018	2019

Discount rate (from acquisition date to Offering date)	15%	15%
Discount rate (from Offering date to the last settlement date)	2.75%	2.75%
Offering probability	50%	80%

b)	For contingent consideration resulting from acquisition of the after sales service centers:

	As of December 31,
	2017	2018
	September 30,	April 30,
Planed Offering date	2018	2019
Discount rate (from acquisition date to the last settlement date)	15%	15%
Offering probability	50%	80%

      The major assumptions used in the Monte Carlo simulation are as follows:

As of April 30, 2019

Volatility	40%
Risk-free rate	3.2%
Expected dividend rate	0.0%
Simulation steps	10,000

Schedule of reconciliation of the beginning and ending balances for contingent consideration measured at fair value on a recurring basis using significant unobservable inputs (Level 3)

Amount
Balance at January 1, 2018	$46,456
Contingent consideration resulting from new acquisitions	14,113
Fair value change	49,503
Exchange difference	(4,402)
Balance at December 31, 2018	$105,670
Fair value change for the four months ended April 30, 2019	(65,594)
Exchange difference	2,466
Contingent liability assumed by Renren on April 30, 2019	(42,542)
Balance at December 31, 2019	$—